Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
Remainder of 2025	$ 231,427
2026	312,299	$ 333,200
2027	316,369	312,299
2028	323,311	316,369
2029	336,045	323,311
Thereafter	1,332,103
Undiscounted cash flows	2,851,554	2,953,326
Less: imputed interest	(787,278)	(825,858)
Lease liability	$ 2,064,276	$ 2,127,468	$ 1,655,735